UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-05848

            The Gabelli Value 25 Fund Inc. (formerly, The Gabelli Value Fund Inc.)

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Value 25 Fund Inc. First Quarter Report — March 31, 2014	Christopher J. Marangi Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class A Share of The Gabelli Value 25 Fund Inc. decreased 1.4% compared with an increase of 1.8% and a decrease of 0.2% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(9/29/89)
Class A (GABVX)	(1.42)%	17.20%	25.46%	7.99%	11.17%
With sales charge (b)	(7.08)	10.46	23.99	7.36	10.91
S&P 500 Index	1.81	21.86	21.16	7.42	9.42
Dow Jones Industrial Average	(0.15)	15.54	19.79	7.46	10.36
Nasdaq Composite Index	0.83	30.01	23.83	8.94	9.32
Class AAA (GVCAX)	(1.37)	17.16	25.47	8.00	11.17
Class C (GVCCX)	(1.57)	16.27	24.51	7.19	10.71
With contingent deferred sales charge (c)	(2.56)	15.27	24.51	7.19	10.71
Class I (GVCIX)	(1.32)	17.48	25.80	8.17	11.25

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class AAA Shares and Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b) Performance	results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.8%
	Aerospace — 2.5%
120,000	Exelis Inc.	$2,281,200
950,000	Rolls-Royce Holdings plc	17,009,819

		19,291,019

	Automotive — 0.9%
205,000	Navistar International Corp.†	6,943,350

	Automotive: Parts and Accessories — 2.2%
38,000	China Yuchai International Ltd.	804,840
140,000	Genuine Parts Co.	12,159,000
16,000	O’Reilly Automotive Inc.†	2,374,240
25,000	Tenneco Inc.†	1,451,750

		16,789,830

	Aviation: Parts and Services — 0.9%
20,000	Curtiss-Wright Corp.	1,270,800
296,000	GenCorp Inc.†	5,407,920

		6,678,720

	Broadcasting — 5.9%
559,000	CBS Corp., Cl. A, Voting	34,596,510
87,000	Liberty Media Corp., Cl. A†	11,373,510

		45,970,020

	Business Services — 2.1%
43,000	Ascent Capital Group Inc., Cl. A†	3,248,650
80,000	Blucora Inc.†	1,575,200
47,000	Fidelity National Information Services Inc.	2,512,150
132,000	Internap Network Services Corp.†	934,560
65,000	Macquarie Infrastructure Co. LLC	3,722,550
51,000	MasterCard Inc., Cl. A	3,809,700
30,000	The Brink’s Co.	856,500

		16,659,310

	Cable and Satellite — 13.1%
210,000	AMC Networks Inc., Cl. A†	15,348,900
780,000	Cablevision Systems Corp., Cl. A	13,158,600
140,000	Comcast Corp., Cl. A, Special	6,826,400
250,000	DIRECTV†	19,105,000
145,000	DISH Network Corp., Cl. A†	9,020,450
103,000	EchoStar Corp., Cl. A†	4,898,680
74,000	Intelsat SA†	1,385,280
154,000	Liberty Global plc, Cl. A†	6,406,400
154,000	Liberty Global plc, Cl. C†	6,269,340
240,000	Rogers Communications Inc., Cl. B	9,945,600
80,000	Scripps Networks Interactive Inc., Cl. A	6,072,800
120,000	Sky Deutschland AG†	1,034,896
18,000	Time Warner Cable Inc.	2,469,240

		101,941,586

	Communications Equipment — 0.3%
36,000	Loral Space & Communications Inc.†	2,546,280

Shares		Market Value
	Computer Software and Services — 1.4%
20,000	DST Systems Inc.	$1,895,800
98,500	eBay Inc.†	5,441,140
30,000	Microsoft Corp.	1,229,700
75,000	RealD Inc.†	837,750
30,000	Yahoo! Inc.†	1,077,000

		10,481,390

	Consumer Products — 3.5%
20,000	Avon Products Inc.	292,800
80,000	Blyth Inc.	858,400
58,000	Coty Inc., Cl. A	868,840
49,000	Energizer Holdings Inc.	4,936,260
566	Givaudan SA	875,202
599,000	Swedish Match AB	19,573,954

		27,405,456

	Consumer Services — 2.9%
296,500	Liberty Interactive Corp., Cl. A†	8,559,955
26,135	Liberty Ventures, Cl. A†	3,406,175
202,000	Rollins Inc.	6,108,480
143,000	The ADT Corp.	4,282,850

		22,357,460

	Diversified Industrial — 5.3%
41,000	Ampco-Pittsburgh Corp.	773,670
50,000	Blount International Inc.†	595,000
115,000	Crane Co.	8,182,250
45,000	Fortune Brands Home & Security Inc.	1,893,600
100,000	Griffon Corp.	1,194,000
228,000	Honeywell International Inc.	21,149,280
42,500	ITT Corp.	1,817,300
40,500	Katy Industries Inc.†	60,345
136,000	Tyco International Ltd.	5,766,400

		41,431,845

	Electronics — 1.4%
33,000	Dolby Laboratories Inc., Cl. A†	1,468,500
120,000	Sony Corp., ADR	2,294,400
157,000	Texas Instruments Inc.	7,402,550

		11,165,450

	Energy and Utilities — 3.1%
61,000	ConocoPhillips	4,291,350
200,000	GenOn Energy Inc., Escrow†	0
239,000	National Fuel Gas Co.	16,739,560
184,300	Weatherford International Ltd.†	3,199,448

		24,230,358

	Entertainment — 16.7%
37,000	Discovery Communications Inc., Cl. A†	3,059,900
82,000	Discovery Communications Inc., Cl. C†	6,318,920
50,000	Dover Motorsports Inc.	125,000
234,000	Grupo Televisa SAB, ADR	7,789,860

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
66,000	Starz, Cl. A†	$2,130,480
265,000	The Madison Square Garden Co., Cl. A†	15,046,700
130,000	Time Warner Inc.	8,492,900
300,000	Twenty-First Century Fox Inc., Cl. A	9,591,000
150,000	Twenty-First Century Fox Inc., Cl. B	4,668,000
717,000	Viacom Inc., Cl. A	61,131,420
350,000	Vivendi SA	9,749,680
54,000	World Wrestling Entertainment Inc., Cl. A	1,559,520

		129,663,380

	Environmental Services — 1.9%
71,000	Progressive Waste Solutions Ltd.	1,797,010
345,000	Republic Services Inc.	11,785,200
31,000	Waste Management Inc.	1,304,170

		14,886,380

	Equipment and Supplies — 3.8%
138,000	CIRCOR International Inc.	10,119,540
85,000	Federal Signal Corp.†	1,266,500
119,000	Flowserve Corp.	9,322,460
10,000	Graco Inc.	747,400
110,000	GrafTech International Ltd.†	1,201,200
25,000	Sealed Air Corp.	821,750
70,000	The Timken Co.	4,114,600
38,000	Watts Water Technologies Inc., Cl. A	2,230,220

		29,823,670

	Financial Services — 6.4%
222,000	American Express Co.	19,986,660
80,000	H&R Block Inc.	2,415,200
27,000	JPMorgan Chase & Co.	1,639,170
90,000	Kinnevik Investment AB, Cl. B	3,323,393
105,000	Legg Mason Inc.	5,149,200
30,000	SLM Corp.	734,400
20,000	State Street Corp.	1,391,000
230,000	The Bank of New York Mellon Corp.	8,116,700
140,000	Wells Fargo & Co.	6,963,600

		49,719,323

	Food and Beverage — 7.2%
225,000	Beam Inc.	18,742,500
149,000	Diageo plc, ADR	18,563,910
70,000	Fomento Economico Mexicano SAB de CV, ADR	6,526,800
22,000	Kerry Group plc, Cl. A	1,671,814
110,000	Mondelēz International Inc., Cl. A	3,800,500
12,000	Pernod Ricard SA	1,396,944
148,000	The Hillshire Brands Co.	5,514,480

		56,216,948

	Health Care — 0.8%
65,000	BioScrip Inc.†	453,700
30,000	Covidien plc	2,209,800

Shares		Market Value
30,000	Express Scripts Holding Co.†	$2,252,700
36,000	Hospira Inc.†	1,557,000

		6,473,200

	Hotels and Gaming — 1.4%
18,000	Accor SA	921,611
55,000	International Game Technology	773,300
30,000	Las Vegas Sands Corp.	2,423,400
20,000	MGM Resorts International†	517,200
144,000	Ryman Hospitality Properties Inc.	6,122,880

		10,758,391

	Machinery — 2.2%
10,000	Astec Industries Inc.	439,100
54,000	CNH Industrial NV, Brsaltaliana†	620,814
186,806	CNH Industrial NV, New York†	2,148,269
52,000	Deere & Co.	4,721,600
190,000	Xylem Inc.	6,919,800
35,000	Zebra Technologies Corp., Cl. A†	2,429,350

		17,278,933

	Metals and Mining — 1.9%
145,000	Barrick Gold Corp.	2,585,350
55,000	Freeport-McMoRan Copper & Gold Inc.	1,818,850
35,000	Materion Corp.	1,187,550
392,000	Newmont Mining Corp.	9,188,480

		14,780,230

	Publishing — 1.6%
3,100	Graham Holdings Co., Cl. B	2,181,625
235,000	Media General Inc.†	4,316,950
30,000	Meredith Corp.	1,392,900
67,500	News Corp., Cl. A†	1,162,350
185,000	News Corp., Cl. B†	3,089,500

		12,143,325

	Real Estate — 0.7%
69,000	Forest City Enterprises Inc., Cl. A†	1,317,900
122,000	Griffin Land & Nurseries Inc.	3,689,280

		5,007,180

	Retail — 1.2%
20,000	Bed Bath & Beyond Inc.†	1,376,000
90,000	CST Brands Inc.	2,811,600
40,000	CVS Caremark Corp.	2,994,400
40,000	Hertz Global Holdings Inc.†	1,065,600
57,000	Ingles Markets Inc., Cl. A	1,357,740

		9,605,340

	Specialty Chemicals — 1.4%
13,500	Airgas Inc.	1,437,885
15,000	Ashland Inc.	1,492,200
106,000	Chemtura Corp.†	2,680,740
120,000	Ferro Corp.†	1,639,200

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
34,000	International Flavors & Fragrances Inc.	$3,252,780

		10,502,805

	Telecommunications — 1.8%
400,000	Cincinnati Bell Inc.†	1,384,000
380,000	Telephone & Data Systems Inc.	9,959,800
60,000	Vodafone Group plc, ADR	2,208,600

		13,552,400

	Wireless Communications — 0.3%
64,000	United States Cellular Corp.	2,624,640

	TOTAL COMMON STOCKS	736,928,219

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$40,429,000	U.S. Treasury Bills,
	0.030% to 0.105%††,
	04/10/14 to 09/11/14	40,425,763

	TOTAL INVESTMENTS — 100.0% (Cost $392,751,725)	$777,353,982

	Aggregate tax cost	$397,330,576

	Gross unrealized appreciation	$388,576,742
	Gross unrealized depreciation	(8,553,336)

	Net unrealized appreciation/depreciation	$380,023,406

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$ 24,230,358	—	$ 0	$ 24,230,358
Other Industries (a)	712,697,861	—	—	712,697,861
Total Common Stocks	736,928,219	—	0	736,928,219
U.S. Government Obligations	—	$40,425,763	—	40,425,763
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$736,928,219	$40,425,763	$ 0	$777,353,982

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized

The Gabelli Value 25 Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at March 31, 2014.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI VALUE 25 FUND INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Bruce N. Alpert President Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

Robert J. Morrissey	Richard J. Walz
Partner,	Chief Compliance Officer
Morrissey, Hawkins & Lynch
DISTRIBUTOR
Anthony R. Pustorino	G.distributors, LLC
Certified Public Accountant,
Professor Emeritus,	CUSTODIAN
Pace University	The Bank of New York
Mellon
Werner J. Roeder, MD
Medical Director,	TRANSFER AGENT AND
Lawrence Hospital	DIVIDEND DISBURSING
AGENT
State Street Bank and Trust
Company

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q114QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc. (formerly, The Gabelli Value Fund Inc.)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2014

* Print the name and title of each signing officer under his or her signature.